Segment, Product, Geographic and Other Information - Additional Information (Detail)	12 Months Ended
Dec. 31, 2025 Segment
Segment Reporting [Abstract]
Number of operating segments	1
Segment Reporting, CODM, Profit (Loss) Measure, How Used, Description	Our Company uses the Net income (loss), as reported on our Consolidated Statements of Comprehensive Income (Loss) as the measurement for the basis of performance assessment. The basis for such measurement is the same as that for the preparation of consolidated financial statements.